Organization and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization and Summary of Significant Accounting Policies (Details) - Schedule of revenues can be categorized into the following [Line Items]
Total revenue	$ 3,164,545	$ 2,313,123	$ 8,502,892	$ 5,997,987
Marketing And Publishing
Organization and Summary of Significant Accounting Policies (Details) - Schedule of revenues can be categorized into the following [Line Items]
Total revenue	40,981	40,193	144,806	306,578
Recruiters On Demand
Organization and Summary of Significant Accounting Policies (Details) - Schedule of revenues can be categorized into the following [Line Items]
Total revenue	957,479	184,975	966,104	486,388
Permanent Placement Fees
Organization and Summary of Significant Accounting Policies (Details) - Schedule of revenues can be categorized into the following [Line Items]
Total revenue	39,966	137,627	517,704	274,030
Consulting And Staffing Services
Organization and Summary of Significant Accounting Policies (Details) - Schedule of revenues can be categorized into the following [Line Items]
Total revenue	2,072,446	1,913,394	6,684,053	4,792,607
Career Services
Organization and Summary of Significant Accounting Policies (Details) - Schedule of revenues can be categorized into the following [Line Items]
Total revenue	$ 53,673	$ 36,934	$ 190,225	$ 138,384